EARNINGS PER ORDINARY SHARE - Calculation of basic, diluted and adjusted earnings per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings
Attributable profit for the year	$ 600	$ 663	$ 663	$ 767
Adjusted attributable profit (see below)	893		881	826
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	600	$ 663	663	767
Acquisition-related costs	34		(7)	(10)
Restructuring and rationalisation expenses	134		120
Amortisation and impairment of acquisition intangibles	143		118	140
Legal and other	50		38	(13)
Impact of US tax reform				(32)
Taxation on excluded items	(68)		(51)	(26)
Adjusted attributable profit (see below)	893		881	826
Acquisition and disposal related items charged within operating profit	32		(7)	(10)
Acquisition and disposal related items charged within share of result of associates	2		0	0
Amortisation and impairment of acquisition intangibles cost charged within operating profit			113	140
Amortisation and impairment of acquisition intangibles cost charged within share of result of associates			5
Legal and other charges	24		9	0
Unwinding of discount	8		9	5
Legal and other charges	45		34	(16)
Bioventus
Earnings
Attributable profit for the year	8		(19)
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	8		(19)
Metal-on-metal
Attributable profit is reconciled to adjusted attributable profit as follows:
Unwinding of discount	$ 5		$ 4	$ 3